Robert M. Kurucza 202.346.4151 rkurucza@goodwinlaw.com	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001 T: 202.346.4000 F: 202.346.4444 goodwinlaw.com

October 23, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
Attn: Ms. Lisa N. Larkin, Esq.

Re:	North Square Investments Trust
Response to Staff Comments on Registration Statement on Form N-14
File Nos. 811-23373; 333-227320
Dear Ms. Larkin:

On behalf of North Square Investments Trust (the “Registrant”), we are submitting this letter in response to the comments provided by the staff (the “Staff”) of the Securities and Exchange Commission (“SEC”) on October 10-11, 2018 regarding the Registrant’s registration statement on Form N-14, as filed on September 12, 2018 (the “Registration Statement”). The Registration Statement was filed in connection with the proposed reorganizations of seven mutual funds currently advised by Oak Ridge Investments, LLC (each, an “Existing Fund”), which are series of Investment Managers Series Trust, into newly formed corresponding “shell” series of the Registrant (each, a “New Fund”).

A summary of the Staff’s comments, along with the Registrant’s responses, is set forth below. Undefined capitalized terms used below have the same meaning as in the Registration Statement.

LEGAL COMMENTS

1. Comment: Please confirm the Registration Statement will incorporate all of the responses to the Staff’s comments on the Registrant’s initial registration statement on Form N-1A, as applicable.

Response: Confirmed.

2. Comment: The Registration Statement discloses that the Reorganization is expected to close “late in the fourth quarter of 2018.” If possible, please provide a more specific closing date.

Ms. Larkin
October 23, 2018

Response: The Registrant notes that the precise timing of the Reorganization is not known as of the date of this letter because such timing will depend on certain matters involving the conversion of shares from the Existing Funds to the New Funds that have not yet been definitively finalized. The Registrant believes that the current level of specificity regarding the anticipated closing date of the Reorganization is appropriate and consistent with common industry disclosure practices but notes that the anticipated closing date has been moved to the first quarter of 2019 due to certain changed circumstances since the initial filing of the Registration Statement on Form N-14. Accordingly, the Registrant has replaced all such references in the Registration Statement to “late in the fourth quarter of 2018” to “in the first quarter of 2019.”

3. Comment: In each of the fee and expense tables, please indent the sub-items that comprise the “Other Expenses” line item, as applicable.

Response: The Registrant has made the requested revisions.

4. Comment: In the section entitled “Comparison of Principal Investment Strategies,” please clarify that the principal investment strategies of each Existing Fund and its corresponding New Fund are not technically “identical” given the strategy disclosure added for the New Funds regarding the “multi-manager” approach employed by NSI in managing the New Funds.

Response: The Registrant has revised the disclosure as follows (additions underlined; deletions ~~in strikethrough~~):

The following charts state the principal investment strategies of each Existing Fund and each corresponding New Fund. The principal investment strategies of each Existing Fund and its corresponding New Fund are ~~identical~~ substantially the same.

5. Comment: In the section entitled “Comparison of Principal Investment Strategies,” please add disclosure that each Existing Fund and New Fund will provide shareholders with at least 60 days’ notice before changing any such Fund’s 80% policy adopted pursuant to Rule 35d-1 under the 1940 Act.

Response: The Registrant has added the following disclosure in the referenced section:

Should an Existing Fund or New Fund with a name suggesting a specific type of investment or industry change its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change.

6. Comment: In the section entitled “Comparison of Principal Risks,” add a brief narrative description of each of the principal risks of investing in the Existing Funds and the corresponding New Funds. See Item 3(c) of Form N-14.

Ms. Larkin
October 23, 2018

Response: The Registrant has moved the information contained in Exhibit C, which sets forth a narrative description of each of the principal risks for the Existing Funds and the corresponding New Funds, to the end of the “Comparison of the Risks” section. The Registrant has also made conforming edits in the Registration Statement to reflect the revised disclosure (e.g., removing all references to “Exhibit C”). The Registrant believes that the revised disclosure satisfies the requirements of Item 3(c) of Form N-14 and addresses the Staff’s comment.

7. Comment: Please provide supplementally the analysis under Section 15(f) of the 1940 Act relating to the Acquisition.  In your response, address the payments that ORI will receive from NSI out its own resources following the Reorganization, as described in Question 14 in the “Q&A” section of the Registration Statement. If necessary, please clarify the disclosure regarding the applicability of Section 15(f) under the section entitled “Section 15(f) of the 1940 Act.”

Response: The Acquisition involves the sale of ORI’s distribution- and certain asset management-related business assets to NSI for cash consideration, pursuant to the Asset Purchase and Fund Adoption Agreements entered into by NSI and ORI. Pursuant to these agreements, ORI agreed to sell, among other things, all of the rights and interests of ORI under its investment advisory agreements with the Existing Funds to NSI.

Section 15(f) provides that an investment adviser to a fund “may receive any amount or benefit in connection with the sale of securities of, or a sale of any other interest in, such investment adviser … which results in an assignment of an investment advisory contract with such [fund]” if two conditions are met. The investment advisory agreements with the Existing Funds are required to provide for their automatic termination upon their “assignment,” as such term is defined in the 1940 Act. “Assignment” is defined in Section 2(a)(4) of the 1940 Act to include any “direct or indirect transfer or hypothecation of a contract … by the assignor, or of a controlling block of the assignor’s outstanding voting securities by a security holder of the assignor.” Thus, by their terms, the investment advisory agreements will automatically terminate upon consummation of the Acquisition. Because the Acquisition involves the sale of an interest in ORI’s distribution- and certain asset management-related business assets that results in an “assignment” of the investment advisory agreements, ORI and NSI may rely on the non-exclusive “safe harbor” provided by Section 15(f).

The conditions that must be met under the safe harbor are intended to safeguard against a new adviser’s efforts to recoup, from the fund’s assets, a high price that may have been paid for an advisory business.1 One of the conditions requires that no “unfair burden” be imposed on the fund as a result of the transaction, or any express or implied terms, conditions or understandings applicable thereto. The “unfair burden” requirement is designed to protect the fund and its shareholders in cases in which a fund adviser makes a profit on the sale of its business and is tempted to “finance” the cost of the acquisition through the imposition of an “unfair burden” on the fund from increased fees or reduced services.2 The Registrant believes there will be no such imposition of an “unfair burden” on the Existing Funds as a result of the Acquisition. Importantly, the Reorganization will not result in an increase in the contractual management fee rates for the Existing Funds. In addition, NSI has contractually agreed to maintain each New Fund’s total net operating expense ratio (excluding certain types of expenses) at a level not greater than the current total net operating expense ratio (excluding certain types of expenses) of the corresponding Existing Fund for a period of at least two years from the closing date of the Reorganization for North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund and at least until February 19, 2029 for North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund.

1 See, e.g., Institutional Disclosure and Sales of Investment Company Advisers: Hearing on H.R. 10570 Before the Subcomm. on Commerce and Finance of the House Comm. on Interstate and Foreign Commerce, 93rd Cong., Ser. No. 93-101, at 37-38 (Sep. 13, 1974) (testimony of Philip A. Loomis, Jr., Commissioner, SEC).

Ms. Larkin
October 23, 2018

As currently disclosed in the Registration Statement, ORI will receive certain payments from NSI following the Reorganization in accordance with the terms of the Asset Purchase and Fund Adoption Agreements. Such payments will be made by NSI solely from its own resources and not by any New Fund. NSI will have ample capital financial resources from its capital funding and on-going operations to meet these obligations. To be clear, no portion of any such payments will be made directly or indirectly by the New Funds or their shareholders. In this regard, such payments are separate and distinct from the management fees payable by the New Funds to NSI and the sub-advisory fees payable by NSI to ORI, which will be compensation for “bona fide” investment advisory and other services provided under their advisory and sub-advisory agreements, respectively. As such, the management and sub-advisory fees do not constitute compensation of the type that would represent an “unfair burden” as such term is defined in Section 15(f).  In sum, the payments by NSI to ORI in connection with the Acquisition do not constitute an “unfair burden” on the Existing Funds under Section 15(f), and NSI and ORI believe that the Acquisition and the Reorganization comply with the conditions of Section 15(f) of the 1940 Act.

Although the Registrant believes that the current disclosure is appropriate, for additional clarification, the Registrant has revised the disclosure in Question #14 in the “Q&A” section as follows (additions underlined):

In addition, pursuant to the Asset Purchase and Fund Adoption Agreements entered into by ORI and NSI in connection with the Acquisition, ORI will receive certain payments from NSI following the Reorganizations, which will be made exclusively by NSI from its own resources and not by the New Funds or their shareholders.

In addition, the Registrant has revised the disclosure in the section entitled “Section 15(f) of the 1940 Act” as follows (additions underlined; deletions ~~in strikethrough~~):

Because ORI will receive compensation from NSI (which will be paid exclusively by NSI from its own resources) for the sale of certain of the distribution- and asset management-related business assets of ORI (including the rights and interests of ORI under its investment advisory agreements with the Existing Funds), ORI and NSI will comply with the conditions of Section 15(f) of the 1940 Act.  Section 15(f) provides a non-exclusive “safe harbor” under which an investment adviser to a registered investment company or an affiliated person of such an investment adviser may receive any amount or benefit in connection with a sale of securities or any other interest in such adviser which results in an assignment of an investment advisory contract with such company as long as two conditions are met.

1 S. Rep. No. 75, 94th Cong., 1st Sess. 140 (1975).

Ms. Larkin
October 23, 2018

First, no “unfair burden” may be imposed on the investment company as a result of the transaction. As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after the date on which such transaction occurs whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter of the investment company). As stated above, all compensation paid to ORI in connection with the Acquisition will be made exclusively by NSI from its own resources and not by the New Funds or their respective shareholders. In addition, n~~N~~either ORI nor NSI is aware of any circumstances relating to the Reorganizations that might result in the imposition of such an “unfair burden” on the Existing Funds as a result of the transaction between ORI and NSI.  In particular, ORI and NSI believe that NSI’s commitment to maintain the capped net operating expense ratio for each class of each New Fund at the current level of the operating expenses of the corresponding class of the corresponding Existing Fund for a period of at least two years after the Closing Date of the applicable Reorganization for North Square Oak Ridge Small Cap Growth Fund and North Square Global Resources & Infrastructure Fund and until at least February 19, 2029 for North Square International Small Cap Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund, and North Square Oak Ridge Disciplined Growth Fund is relevant in addressing the requirement that no unfair burden in the form of increased compensation to any investment adviser to the Existing Fund be imposed on the Funds and their shareholders.

8. Comment: The “Trustee Liability” section in “Exhibit B – Comparison of Organizational Documents and Shareholder Rights” provides that the Existing Trust’s Declaration of Trust contains a limitation of liability provision for both the Trustees and officers of the Existing Trust, while the Registrant’s Declaration of Trust contains a limitation of liability provision for the Trustees of the Registrant, but not also the officers of the Registrant. Please confirm the accuracy of the disclosure or make any necessary clarifying changes.

Ms. Larkin
October 23, 2018

Response: The Registrant confirms that the Registrant’s Declaration of Trust contains limitation of liability provisions that only cover the Trustees of the Registrant. Accordingly, the Registrant has not made any changes in response to this comment.

9. Comment: In the “Shareholder Voting” section in “Exhibit B – Comparison of Organizational Documents and Shareholder Rights,” please clarify what document is being described with respect to the references to “Section 4.1.”

Response: Section 4.1 refers to that section of the Declaration of Trust of the Existing Trust or the Registrant, as applicable. The Registrant has revised these references as follows (additions underlined): “… Section 4.1 of the [Agreement and] Declaration of Trust.”

ACCOUNTING COMMENTS

10. Comment: Confirm that the fees included in the fee and expense tables represent the “current fees” in accordance with Item 3 of Form N-14.

Response: The Registrant confirms that the fees included in the fee and expense tables represent the “current fees” in accordance with Item 3 of Form N-14.

11. Comment: Revise the fee and expense tables to remove any footnote disclosure relating to acquired fund fees and expenses where there is no line item in the table for acquired fund fees and expenses.

Response: The Registrant has made the requested revisions.

12. Comment: In the fee and expense table footnote disclosure relating to the New Funds’ expense limitation agreements, complete the bracketed item regarding the termination date of the agreement.

Response: The Registrant has made the requested revisions.

13. Comment: In the fee and expense table for Class A shares of Oak Ridge Dividend Growth Fund, change the reference to footnote “3” in the line item for “maximum sales deferred sales charge (load)” to footnote “2.”

Response: The Registrant has made the requested revisions.

14. Comment: In the fee and expense table for the Oak Ridge Multi Strategy Fund, revise the references to the footnotes to correspond to the appropriate footnote disclosures.

Response: The Registrant has made the requested revisions.

15. Comment: In the fee and expense table for the Oak Ridge Multi Strategy Fund, the amount recouped by ORI is listed as 0.20%. The corresponding recoupment amount listed in the financial highlights table for Oak Ridge Multi Strategy Fund is listed as 0.30%. Please explain the reason(s) for this difference or make any necessary clarifications.

Ms. Larkin
October 23, 2018

Response: Prior to July 18, 2017, the Fund’s name was the Oak Ridge Large Cap Growth Fund and the Fund paid an advisory fee of 0.75% of the Fund’s average daily net assets.  Effective July 18, 2017, the Fund’s name changed to the Oak Ridge Multi Strategy Fund, the Fund’s strategy changed, and the advisory fee changed to 0.00% for Fund assets invested in other series of the IMST advised by Oak Ridge Investments, LLC (“Oak Ridge”) and 0.50% for Fund assets invested in non-affiliated investments.  Pursuant to the expense limitation agreement, Oak Ridge is permitted to seek reimbursement from the Fund of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment, subject to certain limitations, including a maximum reimbursement of 0.20% per fiscal year. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.  For the fiscal year ended May 31, 2018, the Fund paid advisory fees of $71,655 (or 11 bps).  In addition, Oak Ridge was reimbursed $127,905 (or 19 bps) of previously waived fees.  The total aggregate fees paid were $199,560 (or 30 bps).

16. Comment: In the expense example for Class C shares of Oak Ridge Multi Strategy Fund for Year 1, change “$272” to “$372” to reflect the applicable CDSC of 1% on shares redeemed within 12 months of the purchase date. Please ensure that CDSCs are accurately reflected in each of the expense examples, as applicable.

 Response: The Registrant has made the requested revisions.

17. Comment: In the section entitled “Tax Status of the Reorganizations,” please include a discussion of the capital loss carry-forwards for the Existing Funds and the potential loss or limitation on the use of such capital loss carry-forwards as a result of the Reorganization.

Response: The Registrant has made the requested revisions.

18. Comment: Confirm that the capitalization table on page 58 is updated to reflect information as of a date within 30 days of the filing date of the Registration Statement.

Response: The Registrant confirms that the capitalization date has been updated to reflect information as of a date within 30 days of the filing date of the Registration Statement.

19. Comment: Include the financial highlights information for Class A shares of the Oak Ridge Disciplined Growth Fund in the financial highlights table.

Response: The Registrant notes supplementally that Class A shares for the Oak Ridge Disciplined Growth have not commenced operations. Accordingly, there are no financial highlights information for Class A shares.

Ms. Larkin
October 23, 2018

* * *

We believe that the foregoing has been responsive to the Staff’s comments. Please call the undersigned at (202) 346-4151 or my colleague, Andrew L. Zutz, at (202) 346-4116 if you wish to discuss this correspondence further.

Sincerely,

/s/ Robert M. Kurucza

Robert M. Kurucza

cc:	Mark D. Goodwin, North Square Investments, LLC
Alan E. Molotsky, North Square Investments, LLC Andrew L. Zutz, Goodwin Procter LLP